LEASES (Details) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
Balance at beginning	$ 2,918,683	$ 2,898,058	$ 2,301,129	$ 2,360,438
Additions	528,980	2,293,404	2,583,661	1,030,429
Disposals	(105,258)		(292,763)
Interest expense on lease liabilities	58,361	221,191	272,521	243,360
Payments	(502,708)	(1,076,193)	(1,945,865)	(1,333,098)
Balance at ending	2,898,058	4,336,460	2,918,683	2,301,129
Current	925,976	718,832	824,271	1,025,373
Non-current	$ 1,972,082	$ 3,617,628	$ 2,094,412	$ 1,275,756